Mezzanine equity (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	May 11, 2018 CNY (¥)	Mar. 08, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($) shares	Jul. 10, 2017 CNY (¥) shares	Jul. 10, 2017 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares
Derivative, Gain (Loss) on Derivative, Net						¥ (42,320)	$ (6,486)	¥ (16,011)	¥ 0
Huya Inc
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares				22,058,823	22,058,823
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues				¥ 509,730	$ 75,000
Derivative Liability									892,000
Derivative, Gain (Loss) on Derivative, Net									(2,285,223)
Temporary Equity, Accretion to Redemption Value									71,628
Additional Paid in Capital	¥ 4,804,947
Proceeds from Issuance Initial Public Offering	795,073
Other Preferred Stock Dividends and Adjustments									¥ 489,284
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value	¥ 4,009,874
Huya Inc | Series A Preferred Stock [Member]
Shares Issued, Price Per Share | $ / shares					$ 3.4
Huya Inc | Series B2 Preferred Shares [Member]
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares		64,488,235	64,488,235
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues		¥ 2,919,112	$ 461,600
Other Subsidiary
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares									500,000,000	500,000,000
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues									¥ 345,420	$ 50,000
Temporary Equity, Accretion to Redemption Value						¥ 34,565		¥ 34,448	¥ 5,758